Long-Term Deposits and Other Non-Current Assets (Details) - Schedule of long-term deposits and other non-current assets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Long Term Prepayments and Other Non Current Assets [Abstract]
Deposits paid for leases	$ 1,036,296	$ 372,501
Performance deposits (Note 5)	2,010,166
Total	$ 3,046,462	$ 372,501